Property and Equipment - Components of Property and Equipment (Detail) - USD ($) $ in Thousands	Mar. 27, 2021	Mar. 28, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 58,837	$ 57,156
Accumulated depreciation and impairment charges	(34,341)	(30,543)
Property and equipment, Net	24,496	26,613
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	35,877	34,626
Accumulated depreciation and impairment charges	(1,600)	(4,200)
Furniture Fixtures And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	13,121	13,327
Software and Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 9,839	$ 9,203